VESSELS AND EQUIPMENT, NET - Additional Information (Details) $ in Thousands	1 Months Ended																	3 Months Ended				12 Months Ended
	Nov. 30, 2024 USD ($)	Oct. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) vessel	Aug. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) vessel	Feb. 29, 2024 USD ($)	Dec. 31, 2023 USD ($) vessel	Nov. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) vessel	May 31, 2023 USD ($)	Mar. 31, 2023 USD ($) vessel	Feb. 28, 2023 USD ($) vessel	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) dwt	Nov. 30, 2022 USD ($) vessel	Jun. 30, 2022 USD ($) vessel	Feb. 28, 2022 USD ($) vessel	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) dwt	Dec. 31, 2021 dwt
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels																						$ 21,427	$ 9,188	$ 34,185
Impairment loss on vessels																						0	11,780	0
Deferred charter revenue							$ 22,840															$ 15,691	22,840
Number of newbuildings acquired | vessel																						10
Depreciation																						$ 126,600	120,600	$ 114,900
Transfer from newbuildings																						153,800	$ 219,500
Golden Hawk
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels								$ 5,800
Unrelated Third Party | Golden Hawk
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels								$ 5,800
Purchase option net of sellers credit									$ 15,300										$ 15,300			$ 15,300
Kamsarmax
Property, Plant and Equipment [Line Items]
Vessel tonnage | dwt														85,000										85,000	85,000
Number of newbuildings acquired | vessel																						4	6
Newcastlemax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel							19															18	19
Number of vessels sold | vessel			1
Vessel tonnage | vessel												208,000
Consideration transferred												$ 291,000
Duration of time charter												36 months
Average fixed net time charter rate												$ 21
Number of vessels acquired | vessel												6										6
Newcastlemax Vessels | Time charter revenues
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel																						6
Deferred charter revenue																						$ 4,900
Time charter asset																						2,000
Time charter liability																						$ 6,900
Panamax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel							7															4	7
Number of vessels sold | vessel			1		1
Proceeds from sale of vessels					$ 21,000
Gain (loss) on sale of vessels				$ 4,200
Golden Gayle and Golden Diamond
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels			$ 57,500
Golden Gayle
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel																						1
Gain (loss) on sale of vessels	$ 16,100
Golden Diamond
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel																						1
Gain (loss) on sale of vessels		$ 16,100
Capesize Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel							33															33	33
Vessels and Equipment
Property, Plant and Equipment [Line Items]
Impairment loss on vessels																							$ 11,780
Transfer from newbuildings																						$ 153,837	219,504
Ballast Water Treatment System
Property, Plant and Equipment [Line Items]
Aggregate capitalized costs																						1,300	$ 9,100	$ 6,000
Scrubbers
Property, Plant and Equipment [Line Items]
Aggregate capitalized costs																						$ 0
Golden Bull
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel							1
Proceeds from sale of vessels							$ 16,000
Gain (loss) on sale of vessels						$ 1,100
Golden Suek
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel									1													1
Proceeds from sale of vessels									$ 15,000
Gain (loss) on sale of vessels									$ 800
Capesize Vessels, Golden Feng and Golden Shui
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel											2											2
Proceeds from sale of vessels											$ 44,000
Impairment loss on vessels										$ 11,800	$ 11,800							$ 11,800
Golden Ice and Golden Strength
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel															2
Proceeds from sale of vessels															$ 30,300
Golden Strength
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels													$ 2,600
Golden Ice
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels														$ 2,800
Golden Cecilie and Golden Cathrine
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel																2
Proceeds from sale of vessels																$ 63,000
Gain (loss) on sale of vessels																$ 21,900			$ 21,900
Golden Empress, Golden Enterprise, and Golden Endeavor
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel																	3
Proceeds from sale of vessels																	$ 52,000
Gain (loss) on sale of vessels																				$ 9,500	$ 9,500
Kamsarmax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel							24															28	24
Number of vessels sold | vessel																	3						3
Proceeds from sale of vessels																	$ 52,000
Gain (loss) on sale of vessels																					$ 9,500